Earnings per share ("EPS") - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings	£ 19	£ 44
Weighted average shares used in basic EPS calculation (shares)	1,077	1,077
EPS (pounds per share)	£ 0.018	£ 0.041
Diluted earnings	£ 19	£ 44
Weighted average shares used in diluted EPS calculation (shares)	1,098	1,093
Diluted EPS (pounds per share)	£ 0.017	£ 0.040